Document and Entity Information	Apr. 16, 2026
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 16, 2026
Entity File Number	0-15341
Entity Registrant Name	Donegal Group Inc.
Entity Central Index Key	0000800457
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	23-2424711
Entity Address, Address Line One	1195 River Road
Entity Address, City or Town	Marietta
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17547
City Area Code	717
Local Phone Number	426-1931
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A Common Stock, $.01 par value
Trading Symbol	DGICA
Security Exchange Name	NASDAQ
Class B Common Stock, $.01 par value [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class B Common Stock, $.01 par value
Trading Symbol	DGICB
Security Exchange Name	NASDAQ